Revision to Prior Period Financial Statements	3 Months Ended
Mar. 31, 2021
Prior Period Adjustment [Abstract]
Revision to Prior Period Financial Statements
Note 10—Revision to Prior Period Financial Statements
During the course of preparing the quarterly report on Form
10-Q
for the period
from January 8, 2021 (inception) through
March 31, 2021, the Company identified a misapplication of accounting guidance related to the Company’s warrants in the Company’s previously issued audited balance sheet dated March 2, 2021, filed on Form
8-K
on March 9, 2021 (the
“Post-IPO
Balance Sheet”).
On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheets as opposed to equity. Since their issuance on March 2, 2021, the Company’s warrants have been accounted for as equity within the Company’s previously reported balance sheet. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.
The warrants were reflected as a component of equity in the
Post-IPO
Balance Sheet as opposed to liabilities on the balance sheets, based on the Company’s application of FASB ASC Topic
815-40,
Derivatives and Hedging, Contracts in Entity’s Own Equity
(“ASC
815-40).
The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC
815-40
to the warrant agreement. The Company reassessed its accounting for Warrants issued on March 2, 2021, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the
Company’s
 Statement of Operations each reporting period.
The Company concluded that the misstatement was not material to the
Post-IPO
Balance Sheet and the misstatement had no material impact to any prior interim period. The effect of the revisions to the
Post-IPO
Balance Sheet is as follows:

	As of March 2, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$277,526,800	$—	$277,526,800

Liabilities and shareholders’ equity
Total current liabilities	$710,251	$—	$710,251
Deferred underwriting commissions	9,625,000	—	9,625,000
Warrant liabilities	—	9,153,333	9,153,333

Total liabilities	10,335,251	9,153,333	19,488,584
Class A ordinary shares, $0.001 par value; shares subject to possible redemption	262,191,540	(9,153,330)	253,038,210
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.001 par value	128	92	220
Class B ordinary shares—$0.001 par value	690	—	690
Additional paid-in-capital	5,052,066	275,527	5,327,593
Accumulated deficit	(52,875)	(275,622)	(328,497)

Total shareholders’ equity	5,000,009	(3)	5,000,006

Total liabilities and shareholders’ equity	$277,526,800	$—	$277,526,800